UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09145
Investment Company Act File Number
Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New York Municipal Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,061,611

		$1,061,611

Education — 21.6%
$315	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$320,793
1,210	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,323,220
325	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	353,951
510	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	564,040
1,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	1,097,280
510	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	562,173
2,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,193,500
2,000	New York Dormitory Authority, (New York University), 5.25%, 7/1/48	2,163,800
2,250	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,540,250
2,500	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,739,900
1,495	New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,524,616
280	Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	289,122
735	Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	756,726

		$16,429,371

Electric Utilities — 5.0%
$1,420	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,647,626
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,117,451

		$3,765,077

General Obligations — 10.1%
$6,000	New York City, 5.25%, 9/15/33(2)	$6,493,260
1,000	New York City, 6.25%, 10/15/28	1,220,190

		$7,713,450

Health Care-Miscellaneous — 5.9%
$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$944,606
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	969,456
50	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50,500
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	101,000
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,415,036

		$4,480,598

Hospital — 27.8%
$175	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$175,331
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	466,114
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,226,987
2,490	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,535,268
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	410,500
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,500,645
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	4,218,320
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,013,640
1,000	New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,071,760
845	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	862,010
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,309,387
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	429,749

Principal
Amount
(000’s omitted)	Security	Value
$835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	$852,143
1,250	Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,253,000
650	Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	657,755
2,105	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,175,181

		$21,157,790

Housing — 16.4%
$1,500	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,516,065
2,620	New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,680,522
1,000	New York Housing Finance Agency, 5.25%, 11/1/41	1,037,280
2,625	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,731,128
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,511,280
1,955	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,957,092
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	1,019,250

		$12,452,617

Industrial Development Revenue — 11.3%
$340	Chautauqua County Industrial Development Agency, (NRG Dunkirk Power), 5.875%, 4/1/42	$355,303
1,000	Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	1,073,360
2,525	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	2,671,299
1,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,537,365
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,502,700
465	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	465,916

		$8,605,943

Insured-Education — 6.3%
$1,250	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,317,150
1,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(2)	1,607,760
5,365	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	1,844,541

		$4,769,451

Insured-Electric Utilities — 3.4%
$1,365	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,582,731
960	New York Power Authority, (NPFG), 5.00%, 11/15/47	1,021,133

		$2,603,864

Insured-Escrowed/Prerefunded — 1.7%
$860	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$519,423
1,280	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	735,347

		$1,254,770

Insured-Lease Revenue/Certificates of Participation — 4.3%
$3,425	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$3,295,569

		$3,295,569

Insured-Other Revenue — 2.8%
$2,645	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$942,017
3,625	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	1,219,957

		$2,161,974

Insured-Special Tax Revenue — 8.2%
$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$1,006,580
1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,018,030
4,440	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,007,258
19,745	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,361,023

Principal
Amount
(000’s omitted)	Security	Value
$3,380	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	$465,730
6,705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	860,587
4,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	504,761

		$6,223,969

Insured-Transportation — 5.5%
$2,195	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$2,213,701
1,920	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	1,928,314

		$4,142,015

Insured-Water and Sewer — 1.3%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$989,310

		$989,310

Lease Revenue/Certificates of Participation — 4.3%
$2,110	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$2,135,658
1,000	New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,140,600

		$3,276,258

Other Revenue — 4.2%
$1,285	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,018,067
3,120	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	887,484
380	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	407,846
790	New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	868,984

		$3,182,381

Senior Living/Life Care — 2.9%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,393,972
840	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	815,539

		$2,209,511

Special Tax Revenue — 3.5%
$1,000	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	$1,106,800
900	New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	966,042
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	617,665

		$2,690,507

Transportation — 10.6%
$790	Metropolitan Transportation Authority, 5.00%, 11/15/37	$821,916
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	2,046,775
1,030	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	1,054,833
990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,103,830
2,740	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	3,022,741
10	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	11,032

		$8,061,127

Water and Sewer — 12.6%
$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$188,639
325	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	99,015
3,105	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,580,935
1,730	New York Environmental Facilities Corp., 5.00%, 10/15/39	1,896,668

Principal
Amount
(000’s omitted)	Security	Value
$2,535	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance Authority), 5.00%, 6/15/37(2)	$2,740,943
1,000	Saratoga County Water Authority, 5.00%, 9/1/48	1,060,020

		$9,566,220

Total Tax-Exempt Investments — 171.1% (identified cost $124,918,616)		$130,093,383

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.4)%		$(33,727,105)

Other Assets, Less Liabilities — (26.7)%		$(20,315,043)

Net Assets Applicable to Common Shares — 100.0%		$76,051,235

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 19.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 8.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at August 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/10	60 U.S. 30-Year Treasury Bond	Short	$(8,062,770)	$(8,101,875)	$(39,105)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Depreciation
JPMorgan Chase Co.	$1,600,000	4.046%	3-month USD- LIBOR-BBA	September 17, 2010/ September 17, 2040	$(284,765)
Merrill Lynch Capital Services, Inc.	5,200,000	3.374	3-month USD- LIBOR-BBA	November 24, 2010/ November 24, 2040	(201,272)

					$(486,037)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $525,142.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,643,215

Gross unrealized appreciation	$6,760,666
Gross unrealized depreciation	(2,785,498)

Net unrealized appreciation	$3,975,168

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$130,093,383	$—	$130,093,383

Total Investments	$—	$130,093,383	$—	$130,093,383

Liability Description

Futures Contracts	$(39,105)	$—	$—	$(39,105)
Interest Rate Swaps	—	(486,037)	—	(486,037)

Total	$(39,105)	$(486,037)	$—	$(525,142)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	October 25, 2010